Significant accounting policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Significant accounting policies
3.	Significant accounting policies

The consolidated financial statements comply with IFRS as issued by the IASB. Its preparation requires management to make certain estimates and use certain assumptions that affect certain items of the consolidated financial statements and their related disclosures required therein. However, actual results could differ from those estimates. The Company's management, upon applying professional judgment, considers that estimates and assumptions used were adequate under the circumstances (Note 2.g). The significant accounting policies of the Company are as follows:

a.	Financial instruments

Financial assets – Financial assets are recognized when the Company becomes a contractual party to the terms of the related instruments.

Financial assets are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets (other than financial assets at fair value through profit or loss) are added to or deducted from the fair value of the financial assets, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets at fair are recognized immediately in profit or loss.

The Company’s financial assets are classified into the following specified categories: i) financial assets at fair value through profit or loss (FVTPL) and ii) accounts receivable. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way of purchases or sales, are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

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Financial assets at FVTPL – Financial assets are classified as at FVTPL when the financial asset is either held for trading or it is designated as at FVTPL. A financial asset is classified as held for trading if:

-	It has been acquired principally for the purpose of selling it in the near term; or
-	In its initial recognition, it is part of a portfolio of identified financial instruments that the Company manages together and has a recent actual pattern of short-term profit-taking; or
-	It is a derivative that is not designated and is effective as a hedging instrument.

Financial assets at FVTPL are stated at fair value, with any gain or loss arising on remeasurement is recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned from the financial asset and is included in the finance income in the consolidated statements of profit or loss and other comprehensive income. Fair value is determined in the manner described in Note 5.

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Accounts receivable – Trade accounts receivable and other receivables, with fixed or determinable payments that are not quoted in an active market are classified as receivables. Interest income is recognized by applying the effective interest rate, except for the short term receivables, in the event that the recognition of interest is not material.

The effective interest rate is the rate that discounts the estimated future cash receipts, (including all professional fees and basis points paid or received that are part of the effective interest rate, transaction costs and other premiums or discounts), for the expected life of the instrument, or when is appropriate a shorter period, to the net carrying amount at initial recognition.

-	Derecognition of financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.

On derecognition of a financial asset other than in its entirety (e.g. when the Company retains an option to repurchase part of a transferred asset), the Company allocates the previous carrying amount of the financial asset between the part it continues to recognize under continuing involvement, and the part it no longer recognizes on the basis of the relative fair values of those parts on the date of the transfer. The difference between the carrying amount allocated to the part that is no longer recognized and the sum of the consideration received for the part no longer recognized and any cumulative gain or loss allocated to it that had been recognized in other comprehensive income is recognized in profit or loss.

Financial liabilities and equity instruments – Financial liabilities are recognized when the Company becomes a contractual party to the terms of the related instruments.

Financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of the financial liabilities (other than financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial liabilities, as appropriate, on its initial recognition. Transaction costs directly attributable to the acquisition of financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements.

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Equity instruments – An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the resources received, net of direct costs from the emission.

Repurchase of the Company’s common stock is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss at the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Financial liabilities are classified as financial liabilities at FVTPL or as other financial liabilities. At the date of the financial statements, the Company does not have liabilities at FVTPL.

Other financial liabilities (including borrowings and trade accounts payable) are subsequently measured at amortized cost, using the effective interest rate method.

The effective interest rate method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that discounts estimated future cash payments exactly (or as appropriate in a short term) with the net book value on its initial recognition.

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the amount paid and payable is recognized in profit or loss.

Even when the Company has the right, in certain cases, for a compensation of financial assets and liabilities, as of the date of this consolidated financial statements, the Company does not have the intention of compensate a liability with an asset, nor expect in a short term may require it. Therefore, deposits received in guarantee are presented separately from accounts receivable.

b.

Cash and cash equivalents – Cash and cash equivalents consist mainly of bank deposits in checking accounts and readily available daily investments of cash surpluses with immediate availability as well as cash equivalents designates for expenditure, held in trust (See Note 6). Cash is stated at nominal value and cash equivalents are valued at fair value that does not exceed their market value; the yields, which are recognized as interest income as it accrues.

c.	Machinery, equipment and improvements on leased buildings
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Recognition and valuation – Machinery, equipment and improvements to leased buildings are recognized at acquisition cost less accumulated depreciation and any accumulated impairment losses. The acquisition cost includes expenses directly attributable to the acquisition of the asset.

When significant parts of an asset of machinery, equipment and improvements to leased buildings have different useful lives, they are accounted for separately as a component of the asset.

Gains and losses from sales or retirements of machinery, equipment and improvements to leased buildings are determined comparing the proceeds from the sale or retirement against net amount of machinery, equipment and improvements to leased buildings and are recognized net in other income in the consolidated statement of profit and loss and other comprehensive income.

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Subsequent costs – The cost to replace a part or item of machinery, equipment and improvements to leased buildings are recognized in the value of the asset when it is probable that future economic benefits associated with that part will flow to the Company and its cost can be measured reliably. The net value of the replaced item is derecognized at its net book value. Minor maintenance costs are recognized in the consolidated statement of profit and loss and other comprehensive income.

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Depreciation – Depreciation is calculated over the depreciable amount, which is the cost of an asset, or other substitute value of that cost based on the straight-line method, this is the value that reflects more certainty the expected pattern of consumption of future economic benefits implicit in the active. The Company does not determine residual values for machinery, equipment, improvements and leased buildings as they are not considered to be material.

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Depreciation of machinery and equipment is recognized in the consolidated statement of profit and loss and other comprehensive income and is calculated under the straight-line method based on the useful lives of the related assets. Also, improvements to leased buildings are amortized by the straight-line method based on the remaining useful life of the improvements or the lease term, whichever is less. The estimated useful life and the depreciation method are reviewed at the end of each year, and the effect of any changes in the estimate recorded is recognized on a prospective basis.

The estimated useful lives for the current period and comparative period are as follows:

	Useful life (years)	Average annual depreciation rate
Machinery and equipment	10	10%
Office furniture and equipment	10	10%
Computer equipment	3.3 – 4	30% - 25%
Transportation equipment	4 – 5	25% - 20%
Communication equipment	10 – 4 – 3.3	10% - 25% - 30%
Improvements on leased buildings	10	10%

d.	Intangible Assets
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Improvements to concession assets – Improvements to concession assets are accounted for the improvements that are made pursuant to the MDP and improvements carried out by the daily operation of the Company’s airports. All infrastructure investments made by the airports will be delivered to the Mexican government or the government of Jamaica as corresponds at the end of the term of the Concession. Under the Company’s concession agreements, through the MDP agreed with each government every five years, the Company is committed to carry out various improvements, upgrades and additions to each of its airports on an annual basis in the case of Mexican airports and every five years in Jamaica. In exchange for investing in those additions and upgrades, each government grants the Company the right to obtain benefits for services provided using those assets. The Company, as the operator of the concession assets, recognizes an intangible asset as it receives a right granted by each government to charge users of the public service associated with the use of its airports.

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Airport concessions – The Company recognized an intangible asset of the Concession granted by the SCT to manage and operate each of the airports in Mexico for 50 years since its acquisition. As regards to MBJA, the Company recognized an intangible asset at the fair value of the concession to operate and exploit that airport until 2033 according to the determination of fair values resulting from the acquisition of DCA and MBJA accordance IFRS 3 Business Combinations .

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Rights to use airport facilities –rights to use airport facilities in Mexico are recorded at acquisition cost of the assets recorded by ASA and transferred to the Company according to the Concession granted, in order to manage, operate and exploit them during the Concession term. At MBJA no rights to use airport facilities were identified.

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Other acquired rights – These rights correspond to payments made by the Company after the date the Mexican concessions were granted, in order to early-terminate certain long-term leases contracts that existed at that time between ASA and third-party leaseholders, these rights are recorded at its acquisition cost. In MBJA there are no other acquired rights.

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Amortization – After its initial recognition, intangible assets are valued at acquisition cost plus capitalized borrowing costs, less accumulated amortization and accumulated impairment losses. Amortization is recognized in the consolidated statement of comprehensive income under the straight line method applied to the shorter of the estimated period of future economic benefits the intangible assets will generate, or the concession period, from the date they are available for use.

Amortization periods for the current and comparative period are as follows:

	Period (years)	Average annual amortization rate
Improvements to concession assets	12.5 – 20	8% - 5%
Airport concessions	18 – 49	5.5% - 2%
Rights to use airport facilities	10 – 49	10% - 2%
Other acquired rights	44 – 48	2%

The amortization method and useful lives are reviewed at each year end date and adjusted prospectively if necessary.

e.

Capitalized borrowing costs – Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use are added to the cost of those assets, until such time as the assets are substantially ready for their intended use. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

f.	Impairment of financial and non-financial assets (Tangible and intangible)
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Financial assets – A financial asset that is not recognized at FVTPL is evaluated by the Company at the close of each reporting period to determine whether there is evidence of potential impairment. A financial asset is impaired if there is objective evidence that a loss has occurred after the initial recognition of the asset and that loss has a negative effect on the estimated future cash flows of the asset, that can be estimated reliably.

For all other financial assets, objective evidence of impairment could include:

-	Significant financial difficulty of the issuer or counterparty; or
-	Breach in the payment of the interests or the loan; or
-	It is probable that the borrower will enter in bankruptcy or into a financial reorganization; or
-	The disappearance of an active market for that financial asset because of financial difficulties.

An impairment loss on financial assets carried at amortized cost is calculated as the difference between the asset's carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. Losses are recognized in consolidated statements of profit or loss and other comprehensive income and are reflected in the allowance for doubtful accounts included in cost of services in the “other” category. When a subsequent event causes the amount of impairment loss to reverse, such amount is recognized in consolidated statements of profit or loss and other comprehensive income on a prospective basis and cannot exceed the amount of the impairment previously recognized.

Individually significant financial assets are tested individually for impairment. The remaining financial assets are assessed in groups of similar credit risk characteristics.

For financial assets that are carried at cost, the amount of the impairment loss is measured as the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at the current market rate of return for a similar financial asset. Such impairment loss will not be reversed in subsequent periods.

All impairment losses are recognized in the consolidated statement of profit and loss and other comprehensive income.

A reversal of an impairment loss occurs only if it can be associated objectively to an event that occurred after the date the loss was recognized.

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Non-financial assets – Non-financial assets of the Company are assessed at each period end date to determine whether there is any indication of impairment. If there is such an indication of impairment, management estimates the recoverable amount.

The recoverable amount of an asset or cash-generating unit is the higher of asset value in use and net selling price. To determine the asset’s value in use, the estimated future cash flows are discounted to present value using an appropriate discount rate before tax that reflects current market conditions in relation to the time value of money and the risks specific to the asset. For purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating unit or CGU). An impairment loss is recognized immediately in profit and loss.

The individual airports of the Company in Mexico cannot be considered as separate cash-generating units, as the bidding process, in which it decided to sell up to 15% of the shares representing the capital stock of the holding company Shares of the companies that received for the concession made by the Mexican Federal Government included the package of twelve airports, and therefore the Company is required to operate and maintain all 12 airports independently of the results they generate individually. Considering the above, if there are indicators of impairment exist, the Company performs an impairment assessment on a consolidated basis with Mexican companies. Moreover, the value of the assets of MBJA are individually valued at the end of each period to determine whether there are indications of impairment to be a single separate cash-generating units.

When an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimated recoverable amount, so that the increased carrying amount does not exceed the carrying amount that would have been determined (net of depreciation) had an impairment loss not been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in profit and loss, unless the relevant asset is recognized on a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

For purposes of assessing impairment, goodwill is allocated to each single separate CGU of the company, which is expected to be benefited from the synergies of the combination.

The single separate CGU to which goodwill has been allocated are tested for impairment annually or more frequently when there are indications that the CGU may be impaired. If the recoverable amount of a CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro rata basis and based on the book value of each asset within the CGU. Any impairment loss of goodwill is recognized directly in profit and loss. An impairment loss recognized in goodwill is not reversed in subsequent periods.

g.

Investment in associate – An associate is an entity in which control is not exercised but over which the Company has significant influence. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Entity’s share of the profit or loss and other comprehensive income of the associate.

Significant influence is the power to participate in decisions about the financial and operating policies of the entity in which it is investee, but does not imply joint control or control over those policies.

The Company discontinues the use of the equity method from the date when the investment ceases to be an associate, or when the investment is classified as held for sale.

When the Company transacts with an associate of the Company, profits and losses resulting from the transactions with the associate are recognized in the Company’s consolidated financial statements only to the extent of interests in the associate that are not related to the Company.

h.

Derivative financial instruments – The Company occasionally uses derivative financial instruments, specifically interest rate caps and swaps, to hedge its exposure to interest rate risk arising primarily from debt instruments.

Derivatives are initially recognized at fair value at the date the derivative contract are entered into and subsequently valued at fair value at the end of each reporting period. The gain or loss is recognized in profit or loss and other comprehensive income immediately, unless the derivative is designated as a hedging instrument and is considered to be effective. The timing of the recognition of the hedging instrument in earnings will depend on the nature of the hedge.

The Company may designate certain instruments as hedges for accounting purposes if at inception of the hedge, the Company documents the relationship between the hedging instrument and the hedged item, as well as the risk management and management strategy objectives for undertaking various hedging transactions. Additionally, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting the exposure to changes in fair value or changes in cash flows of the hedged item.

Hedge accounting is discontinued when the Company revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it fails to meet the criteria for hedge accounting. Any cumulative gain or loss on the hedging instrument that has been recognized in equity remains in equity until the forecasted transaction is ultimately recognized in profit or loss. When management no longer expects the forecasted transaction to occur, the gain or loss accumulated in equity is recognized immediately in profit or loss.

i.

Business combinations – Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss and other comprehensive income as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except that:

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Deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee benefits respectively;

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Liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Company entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 Share-based payment at the acquisition date; and

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquire (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis.

When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IAS 39, or IAS 37 Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

Transaction costs, different from those associated with the issuance of debt or capital, incurred by the Company in connection with a business combination are expensed as incurred.

j.

Other intangible assets – Costs incurred in the development phase, as well as other intangible assets that meet certain requirements and that the Company has determined will have future economic benefits, are capitalized and amortized based on the straight-line method. Expenditures that do not meet such requirements, as well as research costs, are recorded in the results of the period in which they are incurred.

k.

Leases – The payments made by the Company as a lessee under operating leases are recognized in the consolidated statements of profit of loss and other comprehensive income on a straight-line basis over the lease term. Lease incentives received are recognized, as applicable, as a decrease in overall rental costs over the term of the contract. The Company’s accounting policy as a lessor is disclosed in Note 3.o.

l.

Provisions and contingent liabilities – Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, an account receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Provisions are classified as current or noncurrent based on the period of time estimated to meet the obligations covered.

A contingent liability is a possible obligation that arises from a past event and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain events not wholly within the control of the Company, or a present obligation that arises from a past event but 1) it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation, or 2) the amount of the obligation cannot be measured with sufficient reliability. A contingent liability is not recognized in the financial statements, but rather is disclosed unless the probability of an outflow of resources embodying economic benefits is remote.

m.

Direct employee benefits – The Company provides its employees in Mexico and abroad different types of benefits. In Mexico the liabilities for direct employee benefits are recognized based on the services rendered by employees, considering their most recent salaries. These benefits primarily include statutory employee profit sharing (PTU) payable, compensated absences, vacation and vacation premium and incentives. The PTU is recorded in the income year in which it is incurred and presented under cost of services in the consolidated statements of profit or loss and other comprehensive income.

n.

Employee benefits – The seniority premium liability are calculated by independent actuaries at the projected unit credit method using nominal interest rates. For the year 2015 due to its impact is not material, actuarial gains and losses generated during the year were recognized directly in the profit or loss rather than recognize them in other comprehensive income.

Beginning in 2016 the remeasurements of the defined benefit liability, which includes actuarial gains and losses, the performance of the plan assets (excluding interest) and the effect of the asset ceiling, are recognized immediately in other comprehensive income. The Company has determined the net interest income for the defined benefit liability net of the period applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability (asset), considering any change in the liability (asset) for net defined benefit during the period as a result of contributions and benefits payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit and loss in the year.

The past service cost is recognized in the profit or loss in the year of the plan amendment. Interest is calculated using the discount rate at the beginning of the period the balance of the defined benefit obligation. Defined benefit costs are classified as follows:

-	Cost of service (including current service cost, past service cost and gains and losses on reductions and compensations).
-	Interest expenses.
-	Remeasurements.

The Company present the first two components of defined benefit cost as an expense in cost of services. The reduction and early liquidation of obligations are recognized as past service costs.

Contributions to benefit plans to defined contribution retirement are recognized as expenses at the time the employees render services that give them the right to contributions.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in Other Comprehensive Income.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

Any liability for compensation is recognized when the Company can no longer withdraw the offer of compensation and / or when the Company recognizes related restructuring costs.

o.

Revenue recognition – Aeronautical and non-aeronautical revenues are recognized at their fair value, within a maximum thirty-day term subsequent to the time passengers depart, planes land or other services are provided, as the case may be, considering that the events that occur and services that are rendered in any given month are invoiced and recognized within that same month.

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Aeronautical services – The majority of the revenues in México are derived from rendering aeronautical services, related to the use of airport facilities by airlines and passengers. These revenues are regulated by the SCT through a “maximum rate” per “workload unit.” The maximum rate is the maximum amount of revenues per workload unit that may be earned at an airport each year from regulated revenue sources. A workload unit is currently equivalent to one terminal passenger (excluding passengers in transit) or 100 kilograms (220 pounds) of cargo. Moreover, in MBJA aeronautical revenues correspond to the fee for passengers and security, which are collected by airlines who are also invoice other charges for landing and parking aircraft.

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Revenues from non-aeronautical services consist mainly of the leasing of commercial space at the airport terminals (other than space deemed essential to airline operations), car parking, access fees charged to third parties providing food catering and other services at the airports, other miscellaneous revenues and royalties for the use of Company´s brands.

Commercial space within the terminals is leased through operating lease agreements, based on either a monthly fixed rent or a charge based on the higher of a minimum monthly rent or a percentage of the lessee’s monthly revenues. Rental income from the Company’s leases is recognized on a straight-line basis over the term of the relevant lease.

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Revenues and cost of improvements to concession assets – In conformity with IFRIC 12, the Company recognizes revenues and the associated costs of improvements to concession assets which it is obligated to perform at the airports as established by the MDP. Revenues represent the value of the exchange between the Company and the government with respect to the improvements, given that the Company constructs or provides improvements to the airports as obligated under the MDP and in exchange, the government grants the Company the right to obtain benefits for services provided using those assets. The Company has determined that its obligations per the MDP should be considered to be a revenue-earning activity as all expenditures incurred to fulfill the MDP are included in the maximum tariff it charges its customers and therefore it recognizes the revenue and expense in profit or loss when the expenditures are performed. The cost for such additions and improvements to concession assets is based on actual costs incurred by the Company in the execution of the additions or improvements, considering the investment requirements in the MDP. Through bidding processes, the Company contracts third parties to carry out such construction.

The amount of revenues for these services are equal to the amount of costs incurred, as the Company does not obtain any profit margin for these construction services. The amounts paid are set at market value.

p.

Foreign currency transactions – Transactions in currencies other than the functional currency of the Company (foreign currencies) are recognized using exchange rates prevailing at the dates on which the transactions are made. At the end of each reporting period, monetary items denominated in foreign currencies are converted at the exchange rates prevailing at that time.

Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rates prevailing at the date of the financial statements. Exchange fluctuations are recorded in results of the period within the financial costs and presented as exchange gain or loss, on a net basis in the consolidated or profit or loss and other comprehensive income.

Non-monetary items that are valued at historical cost in a foreign currency are converted at the exchange rate at the date of the transaction.

q.

Conversion of foreign operations – The assets and liabilities of foreign operations and the fair value adjustments arising from the acquisition, are translated at the exchange rates prevailing at the reporting date. Revenues and expenses of foreign operations are translated at the average exchange rate for the period of transactions.

The differences associated with foreign currency translation of foreign operations to the presentation currency (pesos) are recognized in other comprehensive income and presented in the foreign currency translation reserve in equity.

r.

Income taxes – Current income tax (ISR) is recorded in the income statement of the year in which it is incurred. The expense for income taxes includes both the tax assessed and deferred tax. Deferred and current tax are recognized the consolidated statement of profit or loss, except when they are related to items recognized in other comprehensive income, or directly in equity, in that case the deferred and current tax are also recognized in other comprehensive income or directly in equity, respectively.

Current tax expense is the tax payable determined for the year, using tax rates enacted or substantially enacted at the reporting date, plus any adjustment to tax payable in respect of previous years. Taxable income differs from income before income taxes reported in the consolidated statements of comprehensive income because there are items of income or expense that are taxable or deductible in other years and items that will never be taxable or deductible.

Deferred income tax is calculated by applying the statutory rate for temporary differences, resulting from comparing the accounting and tax assets and liabilities, and when applicable, the benefits from tax loss carryforwards and certain tax credits, such as the Tax on Assets (IMPAC) paid in previous years and expected to be recovered in future periods in accordance with the rules established in the tax laws, to the extent that it is probable the existence of future taxable profit that can be applied against such tax benefits. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the tax benefit can be recognized.

The rates applied to determine the deferred tax are those that correspond to the year in which it is expected the reversal of the temporary difference.

The Company did not recognized deferred taxes for the following items:

•	Initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor tax results.
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Differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future and where the Company has the power to control the reversal date.

s.

Earnings per share – Basic earnings per common share are calculated by dividing consolidated net income by the weighted average number of shares outstanding during the period, adjusted by repurchased shares retained in treasury. The Company does not have any dilutive securities; therefore basic and diluted earnings per share are the same.

t.

Interest income and cost – Interest income comprises interest income from investments in debt securities, changes in the market value of financial assets at FVTPL and gains on hedging instruments that are recognized in the consolidated statement of comprehensive income, among other concepts. Interest income is recognized when it is probable that the economic benefits will flow to the Company and the amount can be reliably measured. Interest income is recorded on a regular basis, with reference to the capital invested and the effective interest rate.

Interest costs comprise interest costs of loans net of interest cost capitalized on qualifying assets, changes in the market value of financial assets at FVTPL, losses on hedging instruments that are recognized in the consolidated statement of comprehensive income, interest paid to the tax authorities, among other items. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in the consolidated statement of comprehensive income, using the effective interest method.

u.

Operating segments – An operating segment is a component of the Company:1) that is engaged in business activities from which it may earn revenue and incur expenses, including revenues and expenses relating to transactions with other components of the Company, 2) whose operating results are regularly reviewed by Company’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and 3) for which discrete financial information is available. The Company has determined that its Chief Executive Officer its CODM. Each of the airports of the Company represents an operating segment. The Company has determined that its reportable segment, based on quantitative threshold test, to be the Guadalajara, Tijuana, Puerto Vallarta, Los Cabos, Montego Bay, Hermosillo and Bajío airports. The operating segment information relating to the remaining six airports are combined and reported under “Other airports”. The corresponding information related with SIAP (company that provides technical assistance and professional services highly qualified), CORSA (company that provides operative services specialized in aeronautical industry), PCP (company that manages the parking lot operation), Fundación GAP, DCA, as well as the Company’s own operation (including investments in subsidiaries), was combined and included under “Other Companies”. Segment profit and loss is determined based on income before income taxes. Segment assets represent total assets and segment liabilities represent total liabilities. The accounting policies used in reporting segment information are the same as those used in the preparation of these consolidated financial statements, except that the investments in subsidiaries are accounted for under the equity method for purposes of determining segment assets and segment profit and loss for purposes of what is reported for “Other Companies”. Intersegment transactions are based on prices available to third parties.

v.

Cash flow statement – The Company presents cash flows from operating activities using the indirect method, in which the net income is adjusted for the effects of transactions that do not require cash flows including those associated with investing and financing activities. Additionally, the Company has elected to present cash paid for interest as part of the financing activities and cash received from interest income as part of operating activities.

w.

Other immaterial restatements – Subsequent to the issuance of the Company's consolidated financial statements as of December 31, 2015 and for the year then ended, the Company's management identified certain unintentional immaterial errors. The Company's management assessed the impact of these errors in accordance to the International Accounting Standard 8 – Accounting Policies, Changes in Accounting Estimates and Error and concluded that even though they were not material to the 2015 consolidated financial statements, it was appropriate to make the required changes to correct all such immaterial errors. Aforementioned adjustments were to correct the following disclosures within the 2015 consolidated financial statements and the notes thereto:

-	Note 5 Financial risk management - In 2015's column within Capital management, the amount of Shareholders' equity -controlling interest, was corrected.
-	Consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2015 - The amount of the basic and diluted earnings per share related to 2015, was corrected.
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Note 13 Income taxes - Paragraph h. Balances and movements in deferred income taxes during the period. The 2015's movements of the temporary differences related to deferred income tax liability were corrected.

-	Note 30 Information by operating segment - Within the 2015's figures, disclosures related to investment in associates as per IFRS 8, Operating segments, were included.